Schedule of investments
Delaware Ivy VIP Mid Cap Growth
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.52%♦
Communication Services — 5.26%
Pinterest Class A †	440,846	$ 15,284,131
Trade Desk Class A †	141,598	12,378,497
		27,662,628
Consumer Discretionary — 11.19%
Five Below †	13,238	2,401,108
Floor & Decor Holdings Class A †	99,750	12,929,595
Fox Factory Holding †	31,488	1,639,580
Levi Strauss & Co. Class A	328,599	6,568,694
Lululemon Athletica †	8,873	3,466,237
National Vision Holdings †	167,177	3,704,642
On Holding Class A †	260,786	9,226,609
Pool	26,997	10,893,290
Vail Resorts	35,832	7,984,445
		58,814,200
Consumer Staples — 2.26%
Brown-Forman Class B	129,207	6,669,665
Casey's General Stores	9,577	3,049,796
Celsius Holdings †	25,954	2,152,106
		11,871,567
Financials — 5.65%
Blue Owl Capital	224,282	4,229,959
FactSet Research Systems	13,544	6,154,258
Kinsale Capital Group	9,572	5,022,811
LPL Financial Holdings	10,456	2,762,475
MarketAxess Holdings	52,495	11,509,529
		29,679,032
Healthcare — 24.28%
Agilent Technologies	51,663	7,517,483
Align Technology †	25,218	8,269,487
Bio-Techne	121,286	8,537,322
Cooper	84,535	8,576,921
Dexcom †	102,983	14,283,742
Edwards Lifesciences †	85,486	8,169,042
GE HealthCare Technologies	91,375	8,306,901
IDEXX Laboratories †	19,205	10,369,356
Inspire Medical Systems †	26,070	5,599,575
Intuitive Surgical †	24,816	9,903,818
Ionis Pharmaceuticals †	83,638	3,625,707
Mettler-Toledo International †	4,729	6,295,670
Repligen †	57,529	10,580,734
Veeva Systems Class A †	42,439	9,832,692
West Pharmaceutical Services	19,427	7,687,458
		127,555,908
Industrials — 16.74%
A O Smith	88,688	7,934,029
Copart †	158,303	9,168,910
Fastenal	127,269	9,817,531
Generac Holdings †	65,267	8,232,779
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
HEICO Class A	64,260	$ 9,892,184
Howmet Aerospace	116,089	7,943,970
Lincoln Electric Holdings	30,834	7,876,237
Rollins	135,857	6,286,103
Trex †	92,683	9,245,129
Westinghouse Air Brake Technologies	38,219	5,567,744
WillScot Mobile Mini Holdings †	129,122	6,004,173
		87,968,789
Information Technology — 26.76%
Coherent †	139,403	8,450,610
Crowdstrike Holdings Class A †	32,146	10,305,686
DoubleVerify Holdings †	147,835	5,197,879
HubSpot †	12,251	7,675,987
Keysight Technologies †	44,575	6,970,638
Lattice Semiconductor †	84,107	6,579,691
Microchip Technology	107,878	9,677,735
MongoDB †	16,892	6,058,147
Monolithic Power Systems	21,591	14,626,175
Novanta †	41,241	7,207,690
Onto Innovation †	5,705	1,033,061
Teradyne	91,194	10,289,419
Trimble †	137,258	8,833,925
Tyler Technologies †	23,207	9,863,207
Universal Display	52,880	8,907,636
Workday Class A †	22,762	6,208,335
Workiva †	67,535	5,726,968
Zebra Technologies Class A †	23,086	6,959,044
		140,571,833
Materials — 1.61%
Martin Marietta Materials	13,755	8,444,745
		8,444,745
Real Estate — 4.77%
CoStar Group †	259,266	25,045,095
		25,045,095
Total Common Stocks (cost $394,825,095)		517,613,797

Short-Term Investments — 1.70%
Money Market Mutual Funds — 1.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	2,229,522	2,229,522
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	2,229,522	2,229,522
NQ- IV075 [0324] 0524 (3563430)    1

Schedule of investments
Delaware Ivy VIP Mid Cap Growth   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	2,229,522	$ 2,229,522
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	2,229,522	2,229,522
Total Short-Term Investments (cost $8,918,088)		8,918,088

Total Value of Securities—100.22% (cost $403,743,183)		526,531,885
Liabilities Net of Receivables and Other Assets—(0.22%)		(1,163,755)
Net Assets Applicable to 48,945,296 Shares Outstanding—100.00%		$525,368,130

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

2    NQ- IV075 [0324] 0524 (3563430)